Document And Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	TASEKO MINES LIMITED
Entity Central Index Key	0000878518
Document Type	40-F
Current Fiscal Year End Date	--12-31
Audited Annual Financial Statements	true
City Area Code	778
Local Phone Number	373-4533
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1040 West Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6E 4H1
Entity Address, Country	CA
Document Registration Statement	false
Document Annual Report	true
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding	284,892,291
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Period End Date	Dec. 31, 2021
Amendment Flag	false
Entity File Number	001-31965
Entity Address, State or Province	BC
Annual Information Form	true
Auditor Name	KMPG LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	85
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Document Information [Line Items]
City Area Code	800
Local Phone Number	927-9800
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line Two	2711 Centerville Road
Entity Address, Address Line One	Suite 400
Entity Address, City or Town	Wilmington
Entity Address, Postal Zip Code	19808
Entity Address, State or Province	DE